32. Interest expense and similar charges	12 Months Ended
Dec. 31, 2020
Interest Expense And Similar Charges
32. Interest expense and similar charges
32.	Interest expense and similar charges

"Interest and similar expenses" in the consolidated income statement consist of interest accrued in the year on all financial liabilities with implicit or explicit return, including remuneration in kind, calculated using the effective interest method, regardless of the measurement of the fair value, cost adjustments as a result of hedge accounting and interest costs attributed to pension funds.

The breakdown of the main items of interest and similar charges accrued in 2020, 2019 and 2018 is as follows:

Thousand of reais	2020	2019	2018

Credit institutions deposits	4,327,276	4,866,357	5,367,471
Customer deposits	7,504,276	14,965,958	13,576,866
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	2,785,942	5,138,306	4,606,949
Subordinated liabilities	-	-	25,336
Debt Instruments Eligible to Compose Capital (note 19)	909,393	503,541	604,216
Pension Plans (note 21.b)	301,389	342,068	343,137
Other interest (1)	2,503,953	2,703,723	4,033,076
Total	18,332,228	28,519,953	28,557,051

(1) It is mainly composed of Expenses with Interest on Repo Agreements